Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

October 28, 2022

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Milliman Variable Insurance Trust (the “Trust”) Files Nos. 333-257356; 811-23710

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 15 under the 1933 Act and Amendment No. 17 under the Investment Company Act of 1940 (the “Amendment”) to the Registration Statement of the Trust, which relates to the Milliman – Capital Group Hedged U.S. Growth Fund (formerly, Milliman – American Funds® U.S. Growth-Linked Fund – May/Nov) and Milliman – Capital Group Hedged U.S. Income and Growth Fund (formerly, Milliman – American Funds® U.S. Value-Linked Fund – Jun/Dec) series of the Trust (the “Funds”).

On May 27, 2022, the Trust filed Post-Effective Amendment No. 4, Amendment No. 6, to the Trust’s Registration Statement pursuant to Rule 485(a)(2) under the 1933 Act (“PEA 4”) to register the Funds as new series of the Trust (along with certain other series that are not part of this Amendment) and subsequently filed delaying amendments under Rule 485(b)(1)(iii) delaying the effectiveness of PEA 4 until October 31, 2022. This Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Funds’ names, objectives, strategies and risks.

The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series. A separate post-effective amendment pursuant to Rule 485(b)(1)(iii) under the 1933 Act is being filed today to further delay the effectiveness of the Milliman – American Funds® U.S. Growth-Linked Fund – Mar/Sep, Milliman – American Funds® U.S. Growth-Linked Fund – Jan/Jul, Milliman – American Funds® U.S. Value-Linked Fund – Apr/Oct, and Milliman – American Funds® U.S. Value-Linked Fund – Feb/Aug series of the Trust, which were also included in PEA 4.

Prior to or upon the effective date of the Amendment, the Trust intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the SAI relating to the Funds; and (iii) adding new exhibits to the Registration Statement.

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If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Alan P. Goldberg at (312) 964-3503.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:	Ehsan K. Sheikh Alan P. Goldberg